Income Taxes - Summary of Group's Loss before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Total loss before income tax	¥ (407,235)	$ (62,412)	¥ (169,156)	¥ (177,497)
PRC
Total loss before income tax	(366,634)	(56,189)	(150,495)	(157,740)
Non PRC [Member]
Total loss before income tax	¥ (40,601)	$ (6,223)	¥ (18,661)	¥ (19,757)